Supplemental Disclosures of Cash Flow Information - Other Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 4,008	$ 18,945	$ (4,841)
Inventories	20,956	14,298	(25,006)
Prepaid expenses and other current assets	(620)	4,509	4,555
Accounts payable and accrued liabilities	2,526	(16,573)	7,051
Total	$ 26,870	$ 21,179	$ (18,241)